Shareholders' Equity Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (21,172)	$ 31,854	$ 11,038	$ 28,799	$ 18,947	$ 23,554	$ 8,481	$ 16,992	$ 50,519	$ 67,974	$ 60,081
Basic weighted-average shares outstanding									51,252	53,452	54,866
Effect of dilutive securities									849	741	937
Diluted weighted-average shares outstanding									52,101	54,193	55,803
Net income per share – basic									$ 0.99	$ 1.27	$ 1.10
Net income per share – diluted	$ (0.42)	$ 0.62	$ 0.21	$ 0.54	$ 0.35	$ 0.44	$ 0.16	$ 0.31	$ 0.97	$ 1.25	$ 1.08
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									400	800	1,300